INCOME TAXES (Details 3) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Reserve Quantities [Line Items]
Pre-tax income (loss)	$ (7,815)	$ (6,682)
Losses not subject to tax	4,588	6,047
Utilization of losses not previously benefitted	20
Taxable loss	(3,207)	(635)
United State [Member]
Reserve Quantities [Line Items]
Pre-tax income (loss)	(20)	(2)
Losses not subject to tax
Utilization of losses not previously benefitted	20
Taxable loss		(2)
B V I [Member]
Reserve Quantities [Line Items]
Pre-tax income (loss)	(4,588)	(6,047)
Losses not subject to tax	4,588	6,047
Utilization of losses not previously benefitted
Taxable loss
Foreign [Member]
Reserve Quantities [Line Items]
Pre-tax income (loss)	(3,207)	(633)
Losses not subject to tax
Utilization of losses not previously benefitted
Taxable loss	$ (3,207)	$ (633)